Significant Accounting Policies - Non-Traded Investments (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Non Traded Investments (Textual) [Abstract]
Carrying amount of the investments, included in other assets	$ 189,484	$ 223,935	$ 210,779
Liability for estimated future capital contributions to the investments	$ 172,899	$ 198,776	$ 198,761